Group Companies - Subsidiary Undertakings Included in Consolidation Countries G through M (Detail)	12 Months Ended
	Dec. 31, 2017 € / shares	Dec. 31, 2017 £ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 GTQ / shares	Dec. 31, 2017 HKD / shares	Dec. 31, 2017 HNL / shares	Dec. 31, 2017 IRR / shares	Dec. 31, 2017 ₨ / shares	Dec. 31, 2017 JOD / shares	Dec. 31, 2017 ₩ / shares	Dec. 31, 2017 ₭ / shares	Dec. 31, 2017 MWK / shares	Dec. 31, 2017 GHS / shares	Dec. 31, 2017 HUF / shares	Dec. 31, 2017 ¥ / shares	Dec. 31, 2017 KES / shares	Dec. 31, 2017 MYR / shares	Dec. 31, 2017 ₪ / shares	Dec. 31, 2017 IDR / shares	Dec. 31, 2017 LBP / shares	Dec. 31, 2016 € / shares	Dec. 31, 2016 £ / shares	Dec. 31, 2015 € / shares	Dec. 31, 2015 £ / shares
Unilever N.V. [member]
Disclosure of subsidiaries [Line Items]
Nominal Value	€ 0.16																				€ 0.16		€ 0.16
Unilever N.V. [member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Nominal Value	€ 0.16																				€ 0.16
Unilever PLC [member]
Disclosure of subsidiaries [Line Items]
Nominal Value | £ / shares		£ 0.0311																				£ 0.0311		£ 0.0311
Unilever PLC [member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Nominal Value | £ / shares		0.031																				£ 0.031
Germany [Member] | MAIZENA GRUNDSTU CKSVERWALTUNG GMBH & CO. OHG [Member] | Partnership [Member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	99.99%
Germany [Member] | PFANNI GMBH & CO. OHG STAVENHAGEN [Member] | Partnership [Member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	99.99%
Germany [Member] | Unilever N.V. [member] | Dermalogica GmbH [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Name of Undertaking	Dermalogica GmbH
% holding as between NV/PLC	100.00%
Nominal Value	€ 25,000.00
Registered address	Gerresheimer LandstraBe 71, 40627 Dusseldorf
Germany [Member] | Unilever N.V. [member] | DU Gesellschaft fur Arbeitnehmeruberlassung mbH [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Name of Undertaking	DU Gesellschaft fur Arbeitnehmeruberlassung mbH
% holding as between NV/PLC	64.54%
Nominal Value	€ 50,000.00
Registered address	Am Strandkai 1, 20457 Hamburg
Germany [Member] | Unilever N.V. [member] | Unilever BCS Deutschland GmbH [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Name of Undertaking	Unilever BCS Deutschland GmbH
% holding as between NV/PLC	55.40%
Nominal Value	€ 25,000.00
Registered address	Am Strandkai 1, 20457 Hamburg
Germany [Member] | Unilever N.V. [member] | Unilever BCS Deutschland Immobilien Leasing GmbH & Co. OHGg [Member] | Partnership [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Name of Undertaking	Unilever BCS Deutschland Immobilien Leasing GmbH & Co. OHG
% holding as between NV/PLC	66.22%
Registered address	Am Strandkai 1, 20457 Hamburg
Germany [Member] | Unilever N.V. [member] | Unilever BCS IP Deutschland GmbH & Co. OHGg [Member] | Partnership [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Name of Undertaking	Unilever BCS IP Deutschland GmbH & Co. OHG
% holding as between NV/PLC	64.45%
Registered address	Am Strandkai 1, 20457 Hamburg
Germany [Member] | Unilever N.V. [member] | Unilever BCS Sourcing Deutschland GmbH & Co. OHGg [Member] | Partnership [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Name of Undertaking	Unilever BCS Sourcing Deutschland GmbH & Co. OHG
% holding as between NV/PLC	64.45%
Registered address	Am Strandkai 1, 20457 Hamburg
Germany [Member] | Unilever N.V. [member] | Unilever BCS Verwaltungs GmbH [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Name of Undertaking	Unilever BCS Verwaltungs GmbH
% holding as between NV/PLC	55.40%
Nominal Value	€ 25,000.00
Registered address	Am Strandkai 1, 20457 Hamburg
Germany [Member] | Unilever N.V. [member] | UNILEVER DEUTSCHLAND GMBH [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Name of Undertaking	UNILEVER DEUTSCHLAND GMBH
% holding as between NV/PLC	64.55%
Nominal Value	€ 90,000,000.00
Registered address	Am Strandkai 1, 20457 Hamburg
Germany [Member] | Unilever N.V. [member] | UNILEVER DEUTSCHLAND GMBH [Member] | Ordinary Shares One [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Name of Undertaking	UNILEVER DEUTSCHLAND GMBH
% holding as between NV/PLC	64.55%
Nominal Value	€ 2,000,000.00
Registered address	Am Strandkai 1, 20457 Hamburg
Germany [Member] | Unilever N.V. [member] | UNILEVER DEUTSCHLAND GMBH [Member] | Ordinary Shares Two [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Name of Undertaking	UNILEVER DEUTSCHLAND GMBH
% holding as between NV/PLC	64.55%
Nominal Value	€ 1,000,000.00
Registered address	Am Strandkai 1, 20457 Hamburg
Germany [Member] | Unilever N.V. [member] | UNILEVER DEUTSCHLAND HOLDING GMBH [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Name of Undertaking	UNILEVER DEUTSCHLAND HOLDING GMBH
% holding as between NV/PLC	64.55%
Nominal Value	€ 39,000.00
Registered address	Am Strandkai 1, 20457 Hamburg
Germany [Member] | Unilever N.V. [member] | UNILEVER DEUTSCHLAND HOLDING GMBH [Member] | Ordinary Shares One [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Name of Undertaking	UNILEVER DEUTSCHLAND HOLDING GMBH
% holding as between NV/PLC	64.55%
Nominal Value	€ 18,000.00
Registered address	Am Strandkai 1, 20457 Hamburg
Germany [Member] | Unilever N.V. [member] | UNILEVER DEUTSCHLAND HOLDING GMBH [Member] | Ordinary Shares Two [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Name of Undertaking	UNILEVER DEUTSCHLAND HOLDING GMBH
% holding as between NV/PLC	64.55%
Nominal Value	€ 14,300.00
Registered address	Am Strandkai 1, 20457 Hamburg
Germany [Member] | Unilever N.V. [member] | UNILEVER DEUTSCHLAND HOLDING GMBH [Member] | Ordinary Shares Three [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Name of Undertaking	UNILEVER DEUTSCHLAND HOLDING GMBH
% holding as between NV/PLC	64.55%
Nominal Value	€ 5,200.00
Registered address	Am Strandkai 1, 20457 Hamburg
Germany [Member] | Unilever N.V. [member] | UNILEVER DEUTSCHLAND HOLDING GMBH [Member] | Ordinary Shares Four [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Name of Undertaking	UNILEVER DEUTSCHLAND HOLDING GMBH
% holding as between NV/PLC	64.55%
Nominal Value	€ 6,500.00
Registered address	Am Strandkai 1, 20457 Hamburg
Germany [Member] | Unilever N.V. [member] | Unilever Deutschland Produktions GMBH And Co OHG [Member] | Partnership [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Name of Undertaking	UNILEVER DEUTSCHLAND PRODUKTIONS GMBH & CO. OHG
% holding as between NV/PLC	64.55%
Registered address	Am Strandkai 1, 20457 Hamburg
Germany [Member] | Unilever N.V. [member] | Unilever Deutschland Produktions Verwaltungs Gmb H [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Name of Undertaking	Unilever Deutschland Produktions Verwaltungs GmbH
% holding as between NV/PLC	64.55%
Nominal Value	€ 179,000.00
Registered address	Am Strandkai 1, 20457 Hamburg
Germany [Member] | Unilever N.V. [member] | Unilever Deutschland Supply Chain Services Gmb H [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Name of Undertaking	Unilever Deutschland Supply Chain Services GmbH
% holding as between NV/PLC	64.55%
Nominal Value	€ 51,150.00
Registered address	Am Strandkai 1, 20457 Hamburg
Germany [Member] | Unilever N.V. [member] | MAIZENA GRUNDSTU CKSVERWALTUNG GMBH & CO. OHG [Member] | Partnership [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Name of Undertaking	MAIZENA GRUNDSTUCKSVERWALTUNG GMBH & CO. OHG
% holding as between NV/PLC	63.60%
Registered address	SchultetusstraBe 37, 17153 Stavenhagen
Germany [Member] | Unilever N.V. [member] | PFANNI GMBH & CO. OHG STAVENHAGEN [Member] | Partnership [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Name of Undertaking	PFANNI GMBH & CO. OHG STAVENHAGEN
% holding as between NV/PLC	64.54%
Registered address	SchultetusstraBe 37, 17153 Stavenhagen
Germany [Member] | Unilever N.V. [member] | Rizofoor Gesellschaft mit beschrankter Haftung [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Name of Undertaking	Rizofoor Gesellschaft mit beschrankter Haftung
% holding as between NV/PLC	96.45%
Nominal Value	€ 15,350.00
Registered address	SchultetusstraBe 37, 17153 Stavenhagen
Germany [Member] | Unilever N.V. [member] | Rizofoor Gesellschaft mit beschrankter Haftung [Member] | Ordinary Shares One [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Name of Undertaking	Rizofoor Gesellschaft mit beschrankter Haftung
% holding as between NV/PLC	100.00%
Nominal Value	€ 138,150.00
Registered address	SchultetusstraBe 37, 17153 Stavenhagen
Germany [Member] | Unilever N.V. [member] | Schafft GmbH [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Name of Undertaking	Schafft GmbH
% holding as between NV/PLC	64.55%
Nominal Value	€ 63,920.00
Registered address	SchultetusstraBe 37, 17153 Stavenhagen
Germany [Member] | Unilever N.V. [member] | Schafft GmbH [Member] | Ordinary Shares One [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Name of Undertaking	Schafft GmbH
% holding as between NV/PLC	64.55%
Nominal Value	€ 100,000.00
Registered address	SchultetusstraBe 37, 17153 Stavenhagen
Germany [Member] | Unilever N.V. [member] | UBG Vermietungs GmbH [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Name of Undertaking	UBG Vermietungs GmbH
% holding as between NV/PLC	64.74%
Nominal Value	€ 136,377,489.00
Registered address	SchultetusstraBe 37, 17153 Stavenhagen
Germany [Member] | Unilever N.V. [member] | Unilever Deutschland Immobilien Leasing GmbH & Co. OHGg [Member] | Partnership [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Name of Undertaking	Unilever Deutschland Immobilien Leasing GmbH & Co. OHG
% holding as between NV/PLC	66.33%
Registered address	SchultetusstraBe 37, 17153 Stavenhagen
Germany [Member] | Unilever N.V. [member] | Unilever Deutschland IPR GmbH & Co. OHGg [Member] | Partnership [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Name of Undertaking	Unilever Deutschland IPR GmbH & Co. OHG
% holding as between NV/PLC	64.55%
Registered address	SchultetusstraBe 37, 17153 Stavenhagen
Germany [Member] | Unilever PLC [member] | Dermalogica GmbH [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Name of Undertaking	Dermalogica GmbH
% holding as between NV/PLC	0.00%
Nominal Value	€ 25,000.00
Registered address	Gerresheimer LandstraBe 71, 40627 Dusseldorf
Germany [Member] | Unilever PLC [member] | DU Gesellschaft fur Arbeitnehmeruberlassung mbH [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Name of Undertaking	DU Gesellschaft fur Arbeitnehmeruberlassung mbH
% holding as between NV/PLC	35.45%
Nominal Value	€ 50,000.00
Registered address	Am Strandkai 1, 20457 Hamburg
Germany [Member] | Unilever PLC [member] | Unilever BCS Deutschland GmbH [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Name of Undertaking	Unilever BCS Deutschland GmbH
% holding as between NV/PLC	44.60%
Nominal Value	€ 25,000.00
Registered address	Am Strandkai 1, 20457 Hamburg
Germany [Member] | Unilever PLC [member] | Unilever BCS Deutschland Immobilien Leasing GmbH & Co. OHGg [Member] | Partnership [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Name of Undertaking	Unilever BCS Deutschland Immobilien Leasing GmbH & Co. OHG
% holding as between NV/PLC	33.78%
Registered address	Am Strandkai 1, 20457 Hamburg
Germany [Member] | Unilever PLC [member] | Unilever BCS IP Deutschland GmbH & Co. OHGg [Member] | Partnership [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Name of Undertaking	Unilever BCS IP Deutschland GmbH & Co. OHG
% holding as between NV/PLC	35.55%
Registered address	Am Strandkai 1, 20457 Hamburg
Germany [Member] | Unilever PLC [member] | Unilever BCS Sourcing Deutschland GmbH & Co. OHGg [Member] | Partnership [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Name of Undertaking	Unilever BCS Sourcing Deutschland GmbH & Co. OHG
% holding as between NV/PLC	35.55%
Registered address	Am Strandkai 1, 20457 Hamburg
Germany [Member] | Unilever PLC [member] | Unilever BCS Verwaltungs GmbH [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Name of Undertaking	Unilever BCS Verwaltungs GmbH
% holding as between NV/PLC	44.60%
Nominal Value	€ 25,000.00
Registered address	Am Strandkai 1, 20457 Hamburg
Germany [Member] | Unilever PLC [member] | UNILEVER DEUTSCHLAND GMBH [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Name of Undertaking	UNILEVER DEUTSCHLAND GMBH
% holding as between NV/PLC	35.45%
Nominal Value	€ 90,000,000.00
Registered address	Am Strandkai 1, 20457 Hamburg
Germany [Member] | Unilever PLC [member] | UNILEVER DEUTSCHLAND GMBH [Member] | Ordinary Shares One [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Name of Undertaking	UNILEVER DEUTSCHLAND GMBH
% holding as between NV/PLC	35.45%
Nominal Value	€ 2,000,000.00
Registered address	Am Strandkai 1, 20457 Hamburg
Germany [Member] | Unilever PLC [member] | UNILEVER DEUTSCHLAND GMBH [Member] | Ordinary Shares Two [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Name of Undertaking	UNILEVER DEUTSCHLAND GMBH
% holding as between NV/PLC	35.45%
Nominal Value	€ 1,000,000.00
Registered address	Am Strandkai 1, 20457 Hamburg
Germany [Member] | Unilever PLC [member] | UNILEVER DEUTSCHLAND HOLDING GMBH [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Name of Undertaking	UNILEVER DEUTSCHLAND HOLDING GMBH
% holding as between NV/PLC	35.45%
Nominal Value	€ 39,000.00
Registered address	Am Strandkai 1, 20457 Hamburg
Germany [Member] | Unilever PLC [member] | UNILEVER DEUTSCHLAND HOLDING GMBH [Member] | Ordinary Shares One [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Name of Undertaking	UNILEVER DEUTSCHLAND HOLDING GMBH
% holding as between NV/PLC	35.45%
Nominal Value	€ 18,000.00
Registered address	Am Strandkai 1, 20457 Hamburg
Germany [Member] | Unilever PLC [member] | UNILEVER DEUTSCHLAND HOLDING GMBH [Member] | Ordinary Shares Two [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Name of Undertaking	UNILEVER DEUTSCHLAND HOLDING GMBH
% holding as between NV/PLC	35.45%
Nominal Value	€ 14,300.00
Registered address	Am Strandkai 1, 20457 Hamburg
Germany [Member] | Unilever PLC [member] | UNILEVER DEUTSCHLAND HOLDING GMBH [Member] | Ordinary Shares Three [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Name of Undertaking	UNILEVER DEUTSCHLAND HOLDING GMBH
% holding as between NV/PLC	35.45%
Nominal Value	€ 5,200.00
Registered address	Am Strandkai 1, 20457 Hamburg
Germany [Member] | Unilever PLC [member] | UNILEVER DEUTSCHLAND HOLDING GMBH [Member] | Ordinary Shares Four [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Name of Undertaking	UNILEVER DEUTSCHLAND HOLDING GMBH
% holding as between NV/PLC	35.45%
Nominal Value	€ 6,500.00
Registered address	Am Strandkai 1, 20457 Hamburg
Germany [Member] | Unilever PLC [member] | Unilever Deutschland Produktions GMBH And Co OHG [Member] | Partnership [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Name of Undertaking	UNILEVER DEUTSCHLAND PRODUKTIONS GMBH & CO. OHG
% holding as between NV/PLC	35.45%
Registered address	Am Strandkai 1, 20457 Hamburg
Germany [Member] | Unilever PLC [member] | Unilever Deutschland Produktions Verwaltungs Gmb H [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Name of Undertaking	Unilever Deutschland Produktions Verwaltungs GmbH
% holding as between NV/PLC	35.45%
Nominal Value	€ 179,000.00
Registered address	Am Strandkai 1, 20457 Hamburg
Germany [Member] | Unilever PLC [member] | Unilever Deutschland Supply Chain Services Gmb H [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Name of Undertaking	Unilever Deutschland Supply Chain Services GmbH
% holding as between NV/PLC	35.45%
Nominal Value	€ 51,150.00
Registered address	Am Strandkai 1, 20457 Hamburg
Germany [Member] | Unilever PLC [member] | MAIZENA GRUNDSTU CKSVERWALTUNG GMBH & CO. OHG [Member] | Partnership [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Name of Undertaking	MAIZENA GRUNDSTUCKSVERWALTUNG GMBH & CO. OHG
% holding as between NV/PLC	36.39%
Registered address	SchultetusstraBe 37, 17153 Stavenhagen
Germany [Member] | Unilever PLC [member] | PFANNI GMBH & CO. OHG STAVENHAGEN [Member] | Partnership [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Name of Undertaking	PFANNI GMBH & CO. OHG STAVENHAGEN
% holding as between NV/PLC	35.45%
Registered address	SchultetusstraBe 37, 17153 Stavenhagen
Germany [Member] | Unilever PLC [member] | Rizofoor Gesellschaft mit beschrankter Haftung [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Name of Undertaking	Rizofoor Gesellschaft mit beschrankter Haftung
% holding as between NV/PLC	3.55%
Nominal Value	€ 15,350.00
Registered address	SchultetusstraBe 37, 17153 Stavenhagen
Germany [Member] | Unilever PLC [member] | Rizofoor Gesellschaft mit beschrankter Haftung [Member] | Ordinary Shares One [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Name of Undertaking	Rizofoor Gesellschaft mit beschrankter Haftung
% holding as between NV/PLC	0.00%
Nominal Value	€ 138,150.00
Registered address	SchultetusstraBe 37, 17153 Stavenhagen
Germany [Member] | Unilever PLC [member] | Schafft GmbH [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Name of Undertaking	Schafft GmbH
% holding as between NV/PLC	35.45%
Nominal Value	€ 63,920.00
Registered address	SchultetusstraBe 37, 17153 Stavenhagen
Germany [Member] | Unilever PLC [member] | Schafft GmbH [Member] | Ordinary Shares One [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Name of Undertaking	Schafft GmbH
% holding as between NV/PLC	35.45%
Nominal Value	€ 100,000.00
Registered address	SchultetusstraBe 37, 17153 Stavenhagen
Germany [Member] | Unilever PLC [member] | UBG Vermietungs GmbH [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Name of Undertaking	UBG Vermietungs GmbH
% holding as between NV/PLC	35.26%
Nominal Value	€ 136,377,489.00
Registered address	SchultetusstraBe 37, 17153 Stavenhagen
Germany [Member] | Unilever PLC [member] | Unilever Deutschland Immobilien Leasing GmbH & Co. OHGg [Member] | Partnership [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Name of Undertaking	Unilever Deutschland Immobilien Leasing GmbH & Co. OHG
% holding as between NV/PLC	33.67%
Registered address	SchultetusstraBe 37, 17153 Stavenhagen
Germany [Member] | Unilever PLC [member] | Unilever Deutschland IPR GmbH & Co. OHGg [Member] | Partnership [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Name of Undertaking	Unilever Deutschland IPR GmbH & Co. OHG
% holding as between NV/PLC	35.45%
Registered address	SchultetusstraBe 37, 17153 Stavenhagen
Germany [Member] | Unilever PLC [member] | TIGI Eurologistic GmbH [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Name of Undertaking	TIGI Eurologistic GmbH
% holding as between NV/PLC	100.00%
Nominal Value	€ 100.00
Registered address	HertzstraBe 6, 71083 Herrenberg-Gulstein
Germany [Member] | Unilever PLC [member] | TIGI Haircare GmbH [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Name of Undertaking	TIGI Haircare GmbH
% holding as between NV/PLC	100.00%
Nominal Value	€ 25,600.00
Registered address	HertzstraBe 6, 71083 Herrenberg-Gulstein
Ghana [Member] | Unilever Ghana Investments Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	66.56%
Ghana [Member] | Unilever Ghana Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	66.56%
Ghana [Member] | Unilever N.V. [member] | Millers Swanzy (Ghana) Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Ghana
Name of Undertaking	Millers Swanzy (Ghana) Limited
% holding as between NV/PLC	0.00%
Nominal Value | GHS / shares													GHS 1.0000
Registered address	Swanmill, Kwame Nkrumah Avenue, Accra
Ghana [Member] | Unilever N.V. [member] | Unilever Ghana Investments Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Ghana
Name of Undertaking	Unilever Ghana Investments Limited
% holding as between NV/PLC	0.00%
Nominal Value | GHS / shares													10.0000
Registered address	Plot No. Ind/A/3A-4, Heavy Industrial Area, Tema
Ghana [Member] | Unilever N.V. [member] | Unilever Ghana Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Ghana
Name of Undertaking	Unilever Ghana Limited
% holding as between NV/PLC	0.00%
Nominal Value | GHS / shares													0.0192
Registered address	Plot No. Ind/A/3A-4, Heavy Industrial Area, Tema
Ghana [Member] | Unilever PLC [member] | Millers Swanzy (Ghana) Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Ghana
Name of Undertaking	Millers Swanzy (Ghana) Limited
% holding as between NV/PLC	100.00%
Nominal Value | GHS / shares													1.0000
Registered address	Swanmill, Kwame Nkrumah Avenue, Accra
Ghana [Member] | Unilever PLC [member] | Unilever Ghana Investments Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Ghana
Name of Undertaking	Unilever Ghana Investments Limited
% holding as between NV/PLC	66.56%
Nominal Value | GHS / shares													10.0000
Registered address	Plot No. Ind/A/3A-4, Heavy Industrial Area, Tema
Ghana [Member] | Unilever PLC [member] | Unilever Ghana Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Ghana
Name of Undertaking	Unilever Ghana Limited
% holding as between NV/PLC	66.56%
Nominal Value | GHS / shares													GHS 0.0192
Registered address	Plot No. In d/A/3A-4, Heavy Industrial Area, Tema
Greece [Member] | Unilever N.V. [member] | ELAIS UNILEVER HELLAS SA [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Greece
Name of Undertaking	ELAIS UNILEVER HELLAS SA
% holding as between NV/PLC	100.00%
Nominal Value	€ 10.00
Registered address	Kymis ave & 10, Seneka str. GR-145 64 Kifissia
Greece [Member] | Unilever N.V. [member] | Elanthi S A [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Greece
Name of Undertaking	Elanthi SA
% holding as between NV/PLC	100.00%
Nominal Value	€ 10.00
Registered address	Kymis ave & 10, Seneka str. GR-145 64 Kifissia
Greece [Member] | Unilever N.V. [member] | Unilever Knorr S A [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Greece
Name of Undertaking	Unilever Knorr SA
% holding as between NV/PLC	100.00%
Nominal Value	€ 10.00
Registered address	Kymis ave & 10, Seneka str. GR-145 64 Kifissia
Greece [Member] | Unilever N.V. [member] | U L B C S Logistics Consulting S A [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Greece
Name of Undertaking	UL BCS Logistics Consulting SA
% holding as between NV/PLC	100.00%
Nominal Value	€ 10.00
Registered address	Kymis ave & 10, Seneka str. GR-145 64 Kifissia
Greece [Member] | Unilever N.V. [member] | Unilever Logistics S A [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Greece
Name of Undertaking	Unilever Logistics SA
% holding as between NV/PLC	100.00%
Nominal Value	€ 10.00
Registered address	Kymis ave & 10, Seneka str. GR-145 64 Kifissia
Greece [Member] | Unilever PLC [member] | ELAIS UNILEVER HELLAS SA [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Greece
Name of Undertaking	ELAIS UNILEVER HELLAS SA
% holding as between NV/PLC	0.00%
Nominal Value	€ 10.00
Registered address	Kymis ave & 10, Seneka str. GR-145 64 Kifissia
Greece [Member] | Unilever PLC [member] | Elanthi S A [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Greece
Name of Undertaking	Elanthi SA
% holding as between NV/PLC	0.00%
Nominal Value	€ 10.00
Registered address	Kymis ave & 10, Seneka str. GR-145 64 Kifissia
Greece [Member] | Unilever PLC [member] | Unilever Knorr S A [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Greece
Name of Undertaking	Unilever Knorr SA
% holding as between NV/PLC	0.00%
Nominal Value	€ 10.00
Registered address	Kymis ave & 10, Seneka str. GR-145 64 Kifissia
Greece [Member] | Unilever PLC [member] | U L B C S Logistics Consulting S A [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Greece
Name of Undertaking	UL BCS Logistics Consulting SA
% holding as between NV/PLC	0.00%
Nominal Value	€ 10.00
Registered address	Kymis ave & 10, Seneka str. GR-145 64 Kifissia
Greece [Member] | Unilever PLC [member] | Unilever Logistics S A [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Greece
Name of Undertaking	Unilever Logistics SA
% holding as between NV/PLC	0.00%
Nominal Value	€ 10.00
Registered address	Kymis ave & 10, Seneka str. GR-145 64 Kifissia
Guatemala [Member] | Unilever N.V. [member] | Unilever de Centroamerica S A Guatemala [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Guatemala
Name of Undertaking	Unilever de Centroamerica S.A. Guatemala
% holding as between NV/PLC	100.00%
Nominal Value | GTQ / shares				GTQ 60.00
Registered address	Diagonal 6. 10-50 zona 10, Ciudad de Guatemala. Nivel 17 Torre Norte Ed. Interamericas World Financial Center
Guatemala [Member] | Unilever N.V. [member] | Unilever Guatemala S C C S A [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Guatemala
Name of Undertaking	Unilever Guatemala SCC S.A.
% holding as between NV/PLC	100.00%
Nominal Value | GTQ / shares				100.00
Registered address	24 Avenida, Calzada Atanacio Tzul, 35-87 Zona 12 Ciudad de Guatemala
Guatemala [Member] | Unilever PLC [member] | Unilever de Centroamerica S A Guatemala [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Guatemala
Name of Undertaking	Unilever de Centroamerica S.A. Guatemala
% holding as between NV/PLC	0.00%
Nominal Value | GTQ / shares				60.00
Registered address	Diagonal 6. 10-50 zona 10, Ciudad de Guatemala. Nivel 17 Torre Norte Ed. Interamericas World Financial Center
Guatemala [Member] | Unilever PLC [member] | Unilever Guatemala S C C S A [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Guatemala
Name of Undertaking	Unilever Guatemala SCC S.A.
% holding as between NV/PLC	0.00%
Nominal Value | GTQ / shares				GTQ 100.00
Registered address	24 Avenida, Calzada Atanacio Tzul, 35-87 Zona 12 Ciudad de Guatemala
Honduras [Member] | Unilever N.V. [member] | Unilever de Centroamerica S A Honduras [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Honduras
Name of Undertaking	Unilever de Centroamerica S.A. Honduras
% holding as between NV/PLC	100.00%
Nominal Value | HNL / shares						HNL 10.00
Registered address	Anillo Periferico 600 metros despues de la colonia, Residencial, Las Uvas contigua acceso de residencial Roble Oeste, Tegucigalpa M.D.C.
Honduras [Member] | Unilever PLC [member] | Unilever de Centroamerica S A Honduras [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Honduras
Name of Undertaking	Unilever de Centroamerica S.A. Honduras
% holding as between NV/PLC	0.00%
Nominal Value | HNL / shares						HNL 10.00
Registered address	Anillo Periferico 600 metros despues de la colonia, Residencial, Las Uvas contigua acceso de residencial Roble Oeste, Tegucigalpa M.D.C.
Hong Kong [Member] | Unilever N.V. [member] | Blueair Asia Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Hong Kong
Name of Undertaking	Blueair Asia Limited
% holding as between NV/PLC	100.00%
Nominal Value | HKD / shares					HKD 0.01
Registered address	Suite 1106-8, 11/F, Tai Yau Building, 181 Johnston Road, Wanchai
Hong Kong [Member] | Unilever N.V. [member] | Kate Somerville Skincare Hong Kong Limited (in Liquidation) [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Hong Kong
Name of Undertaking	Kate Somerville Skincare, Hong Kong Limited (In liquidation)
% holding as between NV/PLC	100.00%
Nominal Value | HKD / shares					1.00
Registered address	Room 1505, Wheelock House, 20 Pedder Street, Central
Hong Kong [Member] | Unilever N.V. [member] | Unilever Hong Kong Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Hong Kong
Name of Undertaking	Unilever Hong Kong Limited
% holding as between NV/PLC	64.55%
Nominal Value | HKD / shares					0.10
Registered address	6 Dai Fu Street, Tai Po Industrial Estate, N.T.
Hong Kong [Member] | Unilever N.V. [member] | Hourglass Cosmetics Hong Kong Limited [Member] | Common Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Hong Kong
Name of Undertaking	Hourglass Cosmetics Hong Kong Limited
% holding as between NV/PLC	55.40%
Nominal Value | HKD / shares					0.00
Registered address	Suite 907, 9/F, Silvercord Tower 2, 30 Canton Road, Tsim Sha Tsui, Kowloon
Hong Kong [Member] | Unilever PLC [member] | Blueair Asia Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Hong Kong
Name of Undertaking	Blueair Asia Limited
% holding as between NV/PLC	0.00%
Nominal Value | HKD / shares					0.01
Registered address	Suite 1106-8, 11/F, Tai Yau Building, 181 Johnston Road, Wanchai
Hong Kong [Member] | Unilever PLC [member] | Kate Somerville Skincare Hong Kong Limited (in Liquidation) [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Hong Kong
Name of Undertaking	Kate Somerville Skincare, Hong Kong Limited (In liquidation)
% holding as between NV/PLC	0.00%
Nominal Value | HKD / shares					1.00
Registered address	Room 1505, Wheelock House, 20 Pedder Street, Central
Hong Kong [Member] | Unilever PLC [member] | Unilever Hong Kong Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Hong Kong
Name of Undertaking	Unilever Hong Kong Limited
% holding as between NV/PLC	35.45%
Nominal Value | HKD / shares					0.10
Registered address	6 Dai Fu Street, Tai Po Industrial Estate, N.T.
Hong Kong [Member] | Unilever PLC [member] | Hourglass Cosmetics Hong Kong Limited [Member] | Common Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Hong Kong
Name of Undertaking	Hourglass Cosmetics Hong Kong Limited
% holding as between NV/PLC	44.60%
Nominal Value | HKD / shares					HKD 0.00
Registered address	Suite 907, 9/F, Silvercord Tower 2, 30 Canton Road, Tsim Sha Tsui, Kowloon
Hungary [Member] | Unilever N.V. [member] | Multifrozen Kereskedelmi Kft [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Hungary
Name of Undertaking	Multifrozen Kereskedelmi Kft
% holding as between NV/PLC	0.00%
Nominal Value | HUF / shares														HUF 1.00
Registered address	1138-Budapest, Vaci u. 182
Hungary [Member] | Unilever N.V. [member] | Unilever B C S Hungary Kft [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Hungary
Name of Undertaking	Unilever BCS Hungary Kft
% holding as between NV/PLC	55.40%
Nominal Value | HUF / shares														1.00
Registered address	1138-Budapest, Vaci u. 182
Hungary [Member] | Unilever N.V. [member] | Unilever Magyarorszag Kft [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Hungary
Name of Undertaking	Unilever Magyarország Kft
% holding as between NV/PLC	0.00%
Nominal Value | HUF / shares														1.00
Registered address	1138-Budapest, Vaci u. 182
Hungary [Member] | Unilever PLC [member] | Multifrozen Kereskedelmi Kft [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Hungary
Name of Undertaking	Multifrozen Kereskedelmi Kft
% holding as between NV/PLC	100.00%
Nominal Value | HUF / shares														1.00
Registered address	1138-Budapest, Vaci u. 182
Hungary [Member] | Unilever PLC [member] | Unilever B C S Hungary Kft [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Hungary
Name of Undertaking	Unilever BCS Hungary Kft
% holding as between NV/PLC	44.60%
Nominal Value | HUF / shares														1.00
Registered address	1138-Budapest, Vaci u. 182
Hungary [Member] | Unilever PLC [member] | Unilever Magyarorszag Kft [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Hungary
Name of Undertaking	Unilever Magyarország Kft
% holding as between NV/PLC	100.00%
Nominal Value | HUF / shares														HUF 1.00
Registered address	1138-Budapest, Vaci u. 182
India [Member] | Daverashola Estates Private Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	67.20%
India [Member] | Hindlever Trust Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	67.20%
India [Member] | HINDUSTAN UNILEVER LIMITED (HUL) [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	67.20%
India [Member] | Jamnagar Properties Private Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	67.20%
India [Member] | Levers Associated Trust Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	67.20%
India [Member] | Ponds Exports Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	67.20%
India [Member] | Unilever India Exports Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	67.20%
India [Member] | Lakme Lever Private Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	67.20%
India [Member] | Unilever N.V. [member] | Daverashola Estates Private Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	India
Name of Undertaking	Daverashola Estates Private Limited
% holding as between NV/PLC	0.00%
Nominal Value | ₨ / shares								₨ 10.00
Registered address	Unilever House, B. D. Sawant Marg, Chakala, Andheri (E), Mumbai 400 099
India [Member] | Unilever N.V. [member] | Hindlever Trust Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	India
Name of Undertaking	Hindlever Trust Limited
% holding as between NV/PLC	0.00%
Nominal Value | ₨ / shares								10.00
Registered address	Unilever House, B. D. Sawant Marg, Chakala, Andheri (E), Mumbai 400 099
India [Member] | Unilever N.V. [member] | HINDUSTAN UNILEVER LIMITED (HUL) [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	India
Name of Undertaking	HINDUSTAN UNILEVER LIMITED
% holding as between NV/PLC	0.00%
Nominal Value | ₨ / shares								1.00
Registered address	Unilever House, B. D. Sawant Marg, Chakala, Andheri (E), Mumbai 400 099
India [Member] | Unilever N.V. [member] | Jamnagar Properties Private Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	India
Name of Undertaking	Jamnagar Properties Private Limited
% holding as between NV/PLC	0.00%
Nominal Value | ₨ / shares								10.00
Registered address	Unilever House, B. D. Sawant Marg, Chakala, Andheri (E), Mumbai 400 099
India [Member] | Unilever N.V. [member] | Levers Associated Trust Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	India
Name of Undertaking	Levers Associated Trust Limited
% holding as between NV/PLC	0.00%
Nominal Value | ₨ / shares								10.00
Registered address	Unilever House, B. D. Sawant Marg, Chakala, Andheri (E), Mumbai 400 099
India [Member] | Unilever N.V. [member] | Levindra Trust Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	India
Name of Undertaking	Levindra Trust Limited
% holding as between NV/PLC	0.00%
Nominal Value | ₨ / shares								10.00
Registered address	Unilever House, B. D. Sawant Marg, Chakala, Andheri (E), Mumbai 400 099
India [Member] | Unilever N.V. [member] | Ponds Exports Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	India
Name of Undertaking	Pond’s Exports Limited
% holding as between NV/PLC	0.00%
Nominal Value | ₨ / shares								1.00
Registered address	Unilever House, B. D. Sawant Marg, Chakala, Andheri (E), Mumbai 400 099
India [Member] | Unilever N.V. [member] | Unilever India Exports Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	India
Name of Undertaking	Unilever India Exports Limited
% holding as between NV/PLC	0.00%
Nominal Value | ₨ / shares								10.00
Registered address	Unilever House, B. D. Sawant Marg, Chakala, Andheri (E), Mumbai 400 099
India [Member] | Unilever N.V. [member] | Unilever Industries Private Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	India
Name of Undertaking	Unilever Industries Private Limited
% holding as between NV/PLC	0.00%
Nominal Value | ₨ / shares								10.00
Registered address	Unilever House, B. D. Sawant Marg, Chakala, Andheri (E), Mumbai 400 099
India [Member] | Unilever N.V. [member] | Unilever Ventures India Advisory Private Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	India
Name of Undertaking	Unilever Ventures India Advisory Private Limited
% holding as between NV/PLC	0.00%
Nominal Value | ₨ / shares								1.00
Registered address	Unilever House, B. D. Sawant Marg, Chakala, Andheri (E), Mumbai 400 099
India [Member] | Unilever N.V. [member] | Blueair India Pvt. Limited [member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	India
Name of Undertaking	Blueair India Pvt. Limited
% holding as between NV/PLC	99.98%
Nominal Value | ₨ / shares								10.00
Registered address	S-327, Greater Kailash – II, New Delhi – 110048, Delhi
India [Member] | Unilever N.V. [member] | Lakme Lever Private Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	India
Name of Undertaking	Lakme Lever Private Limited
% holding as between NV/PLC	0.00%
Nominal Value | ₨ / shares								10.00
Registered address	1st Floor, Shreeniwas House, H. Somani Marg, (behind Bombay Gymkhana) Fort, Mumbai 40001
India [Member] | Unilever PLC [member] | Daverashola Estates Private Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	India
Name of Undertaking	Daverashola Estates Private Limited
% holding as between NV/PLC	67.20%
Nominal Value | ₨ / shares								10.00
Registered address	Unilever House, B. D. Sawant Marg, Chakala, Andheri (E), Mumbai 400 099
India [Member] | Unilever PLC [member] | Hindlever Trust Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	India
Name of Undertaking	Hindlever Trust Limited
% holding as between NV/PLC	67.20%
Nominal Value | ₨ / shares								10.00
Registered address	Unilever House, B. D. Sawant Marg, Chakala, Andheri (E), Mumbai 400 099
India [Member] | Unilever PLC [member] | HINDUSTAN UNILEVER LIMITED (HUL) [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	India
Name of Undertaking	HINDUSTAN UNILEVER LIMITED
% holding as between NV/PLC	67.20%
Nominal Value | ₨ / shares								1.00
Registered address	Unilever House, B. D. Sawant Marg, Chakala, Andheri (E), Mumbai 400 099
India [Member] | Unilever PLC [member] | Jamnagar Properties Private Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	India
Name of Undertaking	Jamnagar Properties Private Limited
% holding as between NV/PLC	67.20%
Nominal Value | ₨ / shares								10.00
Registered address	Unilever House, B. D. Sawant Marg, Chakala, Andheri (E), Mumbai 400 099
India [Member] | Unilever PLC [member] | Levers Associated Trust Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	India
Name of Undertaking	Levers Associated Trust Limited
% holding as between NV/PLC	67.20%
Nominal Value | ₨ / shares								10.00
Registered address	Unilever House, B. D. Sawant Marg, Chakala, Andheri (E), Mumbai 400 099
India [Member] | Unilever PLC [member] | Levindra Trust Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	India
Name of Undertaking	Levindra Trust Limited
% holding as between NV/PLC	67.20%
Nominal Value | ₨ / shares								10.00
Registered address	Unilever House, B. D. Sawant Marg, Chakala, Andheri (E), Mumbai 400 099
India [Member] | Unilever PLC [member] | Ponds Exports Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	India
Name of Undertaking	Pond’s Exports Limited
% holding as between NV/PLC	67.20%
Nominal Value | ₨ / shares								1.00
Registered address	Unilever House, B. D. Sawant Marg, Chakala, Andheri (E), Mumbai 400 099
India [Member] | Unilever PLC [member] | Unilever India Exports Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	India
Name of Undertaking	Unilever India Exports Limited
% holding as between NV/PLC	67.20%
Nominal Value | ₨ / shares								10.00
Registered address	Unilever House, B. D. Sawant Marg, Chakala, Andheri (E), Mumbai 400 099
India [Member] | Unilever PLC [member] | Unilever Industries Private Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	India
Name of Undertaking	Unilever Industries Private Limited
% holding as between NV/PLC	100.00%
Nominal Value | ₨ / shares								10.00
Registered address	Unilever House, B. D. Sawant Marg, Chakala, Andheri (E), Mumbai 400 099
India [Member] | Unilever PLC [member] | Unilever Ventures India Advisory Private Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	India
Name of Undertaking	Unilever Ventures India Advisory Private Limited
% holding as between NV/PLC	100.00%
Nominal Value | ₨ / shares								1.00
Registered address	Unilever House, B. D. Sawant Marg, Chakala, Andheri (E), Mumbai 400 099
India [Member] | Unilever PLC [member] | Blueair India Pvt. Limited [member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	India
Name of Undertaking	Blueair India Pvt. Limited
% holding as between NV/PLC	0.02%
Nominal Value | ₨ / shares								10.00
Registered address	S-327, Greater Kailash – II, New Delhi – 110048, Delhi
India [Member] | Unilever PLC [member] | Lakme Lever Private Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	India
Name of Undertaking	Lakme Lever Private Limited
% holding as between NV/PLC	67.20%
Nominal Value | ₨ / shares								₨ 10.00
Registered address	1st Floor, Shreeniwas House, H. Somani Marg, (behind Bombay Gymkhana) Fort, Mumbai 40001
Indonesia [Member] | P T Unilever Indonesia Tbk [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	84.99%
Indonesia [Member] | P T Unilever Enterprises Indonesia [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	92.26%
Indonesia [Member] | Unilever N.V. [member] | P T Unilever Indonesia Tbk [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Indonesia
Name of Undertaking	PT UNILEVER INDONESIA TBK
% holding as between NV/PLC	54.86%
Nominal Value | IDR / shares																			IDR 10.00
Registered address	Grha Unilever, Green Office Park Kav 3, Jalan BSD Boulevard Barat, BSD City, Tangerang, 15345
Indonesia [Member] | Unilever N.V. [member] | P T Unilever Enterprises Indonesia [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Indonesia
Name of Undertaking	PT Unilever Enterprises Indonesia
% holding as between NV/PLC	64.07%
Nominal Value | IDR / shares																			1,000.00
Registered address	Grha Unilever, Green Office Park Kav 3, Jalan BSD Boulevard Barat, BSD City, Tangerang, 15345
Indonesia [Member] | Unilever N.V. [member] | PT Unilever Trading Indonesia [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Indonesia
Name of Undertaking	PT Unilever Trading Indonesia
% holding as between NV/PLC	100.00%
Nominal Value | IDR / shares																			1,003,875.00
Registered address	Grha Unilever, Green Office Park Kav 3, Jalan BSD Boulevard Barat, BSD City, Tangerang, 15345
Indonesia [Member] | Unilever N.V. [member] | P T Unilever Oleochemical Indonesia [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Indonesia
Name of Undertaking	PT Unilever Oleochemical Indonesia
% holding as between NV/PLC	100.00%
Nominal Value | IDR / shares																			1,000,000.00
Registered address	KEK Sei Mangkei, Nagori Sei Mangkei, Kecamatan Bosar Maligas, Kabupaten Simalungun 21183, Sumatera Utara
Indonesia [Member] | Unilever PLC [member] | P T Unilever Indonesia Tbk [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Indonesia
Name of Undertaking	PT UNILEVER INDONESIA TBK
% holding as between NV/PLC	30.13%
Nominal Value | IDR / shares																			10.00
Registered address	Grha Unilever, Green Office Park Kav 3, Jalan BSD Boulevard Barat, BSD City, Tangerang, 15345
Indonesia [Member] | Unilever PLC [member] | P T Unilever Enterprises Indonesia [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Indonesia
Name of Undertaking	PT Unilever Enterprises Indonesia
% holding as between NV/PLC	35.19%
Nominal Value | IDR / shares																			1,000.00
Indonesia [Member] | Unilever PLC [member] | PT Unilever Trading Indonesia [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Indonesia
Name of Undertaking	PT Unilever Trading Indonesia
% holding as between NV/PLC	0.00%
Nominal Value | IDR / shares																			1,003,875.00
Registered address	Grha Unilever, Green Office Park Kav 3, Jalan BSD Boulevard Barat, BSD City, Tangerang, 15345
Indonesia [Member] | Unilever PLC [member] | P T Unilever Oleochemical Indonesia [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Indonesia
Name of Undertaking	PT Unilever Oleochemical Indonesia
% holding as between NV/PLC	0.00%
Nominal Value | IDR / shares																			IDR 1,000,000.00
Registered address	KEK Sei Mangkei, Nagori Sei Mangkei, Kecamatan Bosar Maligas, Kabupaten Simalungun 21183, Sumatera Utara
Iran [Member] | Unilever Iran Private Joint Stock Company [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	99.35%
Iran [Member] | Unilever N.V. [member] | Unilever Iran Private Joint Stock Company [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Iran
Name of Undertaking	Unilever Iran (Private Joint Stock Company)
% holding as between NV/PLC	99.35%
Nominal Value | IRR / shares							IRR 1,000,000.00
Registered address	137 Shiraz Building, Corner of the 21st Street, Khaled Eslamboli Ave, Tehran
Iran [Member] | Unilever PLC [member] | Unilever Iran Private Joint Stock Company [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Iran
Name of Undertaking	Unilever Iran (Private Joint Stock Company)
% holding as between NV/PLC	0.00%
Nominal Value | IRR / shares							IRR 1,000,000.00
Registered address	137 Shiraz Building, Corner of the 21st Street, Khaled Eslamboli Ave, Tehran
Ireland [Member] | Unilever N.V. [member] | Lipton Soft Drinks Ireland Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Ireland
Name of Undertaking	Lipton Soft Drinks (Ireland) Limited
% holding as between NV/PLC	0.00%
Nominal Value	€ 1.26
Registered address	20 Riverwalk, National Digital Park, Citywest Business Campus Dublin 24
Ireland [Member] | Unilever N.V. [member] | Unilever B C S Ireland Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Ireland
Name of Undertaking	Unilever BCS Ireland Limited
% holding as between NV/PLC	55.40%
Nominal Value	€ 1.00
Registered address	20 Riverwalk, National Digital Park, Citywest Business Campus Dublin 24
Ireland [Member] | Unilever N.V. [member] | Unilever Ireland (Holdings) Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Ireland
Name of Undertaking	Unilever Ireland (Holdings) Limited
% holding as between NV/PLC	0.00%
Nominal Value	€ 1.26
Registered address	20 Riverwalk, National Digital Park, Citywest Business Campus Dublin 24
Ireland [Member] | Unilever N.V. [member] | Unilever Ireland Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Ireland
Name of Undertaking	Unilever Ireland Limited
% holding as between NV/PLC	0.00%
Nominal Value	€ 1.26
Registered address	20 Riverwalk, National Digital Park, Citywest Business Campus Dublin 24
Ireland [Member] | Unilever PLC [member] | Lipton Soft Drinks Ireland Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Ireland
Name of Undertaking	Lipton Soft Drinks (Ireland) Limited
% holding as between NV/PLC	100.00%
Nominal Value	€ 1.26
Registered address	20 Riverwalk, National Digital Park, Citywest Business Campus Dublin 24
Ireland [Member] | Unilever PLC [member] | Unilever B C S Ireland Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Ireland
Name of Undertaking	Unilever BCS Ireland Limited
% holding as between NV/PLC	44.60%
Nominal Value	€ 1.00
Registered address	20 Riverwalk, National Digital Park, Citywest Business Campus Dublin 24
Ireland [Member] | Unilever PLC [member] | Unilever Ireland (Holdings) Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Ireland
Name of Undertaking	Unilever Ireland (Holdings) Limited
% holding as between NV/PLC	100.00%
Nominal Value	€ 1.26
Registered address	20 Riverwalk, National Digital Park, Citywest Business Campus Dublin 24
Ireland [Member] | Unilever PLC [member] | Unilever Ireland Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Ireland
Name of Undertaking	Unilever Ireland Limited
% holding as between NV/PLC	100.00%
Nominal Value	€ 1.26
Registered address	20 Riverwalk, National Digital Park, Citywest Business Campus Dublin 24
Isle Of Man [Member] | Unilever N.V. [member] | Rational International Enterprises Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Isle of Man
Name of Undertaking	Rational International Enterprises Limited
% holding as between NV/PLC	0.00%
Nominal Value | $ / shares			$ 1.00
Registered address	Bridge Chambers, West Quay, Ramsey, Isle of Man, IM8 1DL
Isle Of Man [Member] | Unilever PLC [member] | Rational International Enterprises Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Isle of Man
Name of Undertaking	Rational International Enterprises Limited
% holding as between NV/PLC	100.00%
Nominal Value | $ / shares			$ 1.00
Registered address	Bridge Chambers, West Quay, Ramsey, Isle of Man, IM8 1DL
Israel [Member] | Unilever N.V. [member] | Beigel and Beigel Mazon (1985) Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Israel
Name of Undertaking	Beigel & Beigel Mazon (1985) Limited
% holding as between NV/PLC	12.80%
Nominal Value | ₪ / shares																		₪ 1.0000
Registered address	3 Gilboa St. Airport City, Ben Gurion Airport
Israel [Member] | Unilever N.V. [member] | Bestfoods TAMI Holdings Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Israel
Name of Undertaking	Bestfoods TAMI Holdings Ltd
% holding as between NV/PLC	25.11%
Nominal Value | ₪ / shares																		0.0010
Registered address	52 Julius Simon Street, Haifa, 3296279
Israel [Member] | Unilever N.V. [member] | Israel Vegetable Oil Company Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Israel
Name of Undertaking	Israel Vegetable Oil Company Ltd
% holding as between NV/PLC	25.11%
Nominal Value | ₪ / shares																		0.0001
Registered address	52 Julius Simon Street, Haifa, 3296279
Israel [Member] | Unilever N.V. [member] | Unilever Israel Foods Limited [Member] | Class A Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Israel
Name of Undertaking	Unilever Israel Foods Ltd
% holding as between NV/PLC	25.10%
Nominal Value | ₪ / shares																		0.1000
Registered address	52 Julius Simon Street, Haifa, 3296279
Israel [Member] | Unilever N.V. [member] | Unilever Israel Foods Limited [Member] | Class B Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Israel
Name of Undertaking	Unilever Israel Foods Ltd
% holding as between NV/PLC	25.10%
Nominal Value | ₪ / shares																		0.1000
Registered address	52 Julius Simon Street, Haifa, 3296279
Israel [Member] | Unilever N.V. [member] | Unilever Israel Foods Limited [Member] | Class C Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Israel
Name of Undertaking	Unilever Israel Foods Ltd
% holding as between NV/PLC	25.10%
Nominal Value | ₪ / shares																		0.1000
Registered address	52 Julius Simon Street, Haifa, 3296279
Israel [Member] | Unilever N.V. [member] | Unilever Israel Foods Limited [Member] | Special shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Israel
Name of Undertaking	Unilever Israel Foods Ltd
% holding as between NV/PLC	25.10%
Nominal Value | ₪ / shares																		0.0002
Registered address	52 Julius Simon Street, Haifa, 3296279
Israel [Member] | Unilever N.V. [member] | Unilever Israel Home and Personal Care Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Israel
Name of Undertaking	Unilever Israel Home and Personal Care Limited
% holding as between NV/PLC	0.00%
Nominal Value | ₪ / shares																		1.0000
Registered address	52 Julius Simon Street, Haifa, 3296279
Israel [Member] | Unilever N.V. [member] | Unilever Israel Marketing Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Israel
Name of Undertaking	Unilever Israel Marketing Ltd
% holding as between NV/PLC	25.11%
Nominal Value | ₪ / shares																		0.0001
Registered address	52 Julius Simon Street, Haifa, 3296279
Israel [Member] | Unilever N.V. [member] | Unilever Shefa Israel Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Israel
Name of Undertaking	Unilever Shefa Israel Ltd
% holding as between NV/PLC	25.11%
Nominal Value | ₪ / shares																		1.0000
Registered address	52 Julius Simon Street, Haifa, 3296279
Israel [Member] | Unilever N.V. [member] | Glidat Strauss Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Israel
Name of Undertaking	Glidat Strauss Limited
% holding as between NV/PLC	0.00%
Nominal Value | ₪ / shares																		1.0000
Registered address	Haharoshet 1, PO Box 2288, Akko, 2451704
Israel [Member] | Unilever N.V. [member] | Glidat Strauss Limited [Member] | Management Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Israel
Name of Undertaking	Glidat Strauss Limited
% holding as between NV/PLC	0.00%
Nominal Value | ₪ / shares																		1.0000
Registered address	Haharoshet 1, PO Box 2288, Akko, 2451704
Israel [Member] | Unilever N.V. [member] | Glidat Strauss Limited [Member] | Dormant Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Israel
Name of Undertaking	Glidat Strauss Limited
% holding as between NV/PLC	0.00%
Nominal Value | ₪ / shares																		1.0000
Registered address	Haharoshet 1, PO Box 2288, Akko, 2451704
Israel [Member] | Unilever PLC [member] | Beigel and Beigel Mazon (1985) Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Israel
Name of Undertaking	Beigel & Beigel Mazon (1985) Limited
% holding as between NV/PLC	87.20%
Nominal Value | ₪ / shares																		1.0000
Registered address	3 Gilboa St. Airport City, Ben Gurion Airport
Israel [Member] | Unilever PLC [member] | Bestfoods TAMI Holdings Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Israel
Name of Undertaking	Bestfoods TAMI Holdings Ltd
% holding as between NV/PLC	74.89%
Nominal Value | ₪ / shares																		0.0010
Registered address	52 Julius Simon Street, Haifa, 3296279
Israel [Member] | Unilever PLC [member] | Israel Vegetable Oil Company Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Israel
Name of Undertaking	Israel Vegetable Oil Company Ltd
% holding as between NV/PLC	74.89%
Nominal Value | ₪ / shares																		0.0001
Registered address	52 Julius Simon Street, Haifa, 3296279
Israel [Member] | Unilever PLC [member] | Unilever Israel Foods Limited [Member] | Class A Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Israel
Name of Undertaking	Unilever Israel Foods Ltd
% holding as between NV/PLC	74.90%
Nominal Value | ₪ / shares																		0.1000
Registered address	52 Julius Simon Street, Haifa, 3296279
Israel [Member] | Unilever PLC [member] | Unilever Israel Foods Limited [Member] | Class B Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Israel
Name of Undertaking	Unilever Israel Foods Ltd
% holding as between NV/PLC	74.90%
Nominal Value | ₪ / shares																		0.1000
Registered address	52 Julius Simon Street, Haifa, 3296279
Israel [Member] | Unilever PLC [member] | Unilever Israel Foods Limited [Member] | Class C Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Israel
Name of Undertaking	Unilever Israel Foods Ltd
% holding as between NV/PLC	74.90%
Nominal Value | ₪ / shares																		0.1000
Registered address	52 Julius Simon Street, Haifa, 3296279
Israel [Member] | Unilever PLC [member] | Unilever Israel Foods Limited [Member] | Special shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Israel
Name of Undertaking	Unilever Israel Foods Ltd
% holding as between NV/PLC	74.90%
Nominal Value | ₪ / shares																		0.0002
Registered address	52 Julius Simon Street, Haifa, 3296279
Israel [Member] | Unilever PLC [member] | Unilever Israel Home and Personal Care Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Israel
Name of Undertaking	Unilever Israel Home and Personal Care Limited
% holding as between NV/PLC	100.00%
Nominal Value | ₪ / shares																		1.0000
Registered address	52 Julius Simon Street, Haifa, 3296279
Israel [Member] | Unilever PLC [member] | Unilever Israel Marketing Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Israel
Name of Undertaking	Unilever Israel Marketing Ltd
% holding as between NV/PLC	74.89%
Nominal Value | ₪ / shares																		0.0001
Registered address	52 Julius Simon Street, Haifa, 3296279
Israel [Member] | Unilever PLC [member] | Unilever Shefa Israel Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Israel
Name of Undertaking	Unilever Shefa Israel Ltd
% holding as between NV/PLC	74.89%
Nominal Value | ₪ / shares																		1.0000
Registered address	52 Julius Simon Street, Haifa, 3296279
Israel [Member] | Unilever PLC [member] | Glidat Strauss Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Israel
Name of Undertaking	Glidat Strauss Limited
% holding as between NV/PLC	100.00%
Nominal Value | ₪ / shares																		1.0000
Registered address	Israel - Haharoshet 1, PO Box 2288, Akko, 2451704
Israel [Member] | Unilever PLC [member] | Glidat Strauss Limited [Member] | Management Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Israel
Name of Undertaking	Glidat Strauss Limited
% holding as between NV/PLC	100.00%
Nominal Value | ₪ / shares																		1.0000
Registered address	Haharoshet 1, PO Box 2288, Akko, 2451704
Israel [Member] | Unilever PLC [member] | Glidat Strauss Limited [Member] | Dormant Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Israel
Name of Undertaking	Glidat Strauss Limited
% holding as between NV/PLC	0.00%
Nominal Value | ₪ / shares																		₪ 1.0000
Registered address	Haharoshet 1, PO Box 2288, Akko, 2451704
Italy [Member] | GLL SRL [Member] | Quota Shares [Member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	51.00%
Italy [Member] | Unilever N.V. [member] | Gromart SRL[Member] | Quota Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Italy
Name of Undertaking	Gromart S.R.L.
% holding as between NV/PLC	100.00%
Nominal Value	€ 1,815,800.00
Registered address	Piazza Paleocapa 1/D, 10100, Torino
Italy [Member] | Unilever N.V. [member] | GLL SRL [Member] | Quota Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Italy
Name of Undertaking	G.L.L. S.R.L.
% holding as between NV/PLC	51.00%
Nominal Value	€ 40,000.00
Registered address	Via Crea 10, 10095, Grugliasco
Italy [Member] | Unilever N.V. [member] | Grom-PD SRL [Member] | Quota Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Italy
Name of Undertaking	Grom-PD S.R.L.
% holding as between NV/PLC	100.00%
Nominal Value	€ 40,000.00
Registered address	Via Roma 101, 35122, Padova
Italy [Member] | Unilever N.V. [member] | Intuiskin SRL [Member] | Quota Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Italy
Name of Undertaking	Intuiskin S.R.L.
% holding as between NV/PLC	100.00%
Nominal Value	€ 10,000.00
Registered address	Via Tortona 25, cap 20144 – Milano
Italy [Member] | Unilever N.V. [member] | Unilever Italia Administrative Services SRL [Member] | Quota Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Italy
Name of Undertaking	Unilever Italia Administrative Services S.R.L.
% holding as between NV/PLC	100.00%
Nominal Value	€ 70,000.00
Registered address	Piazzale Biancamano n.8, 20121, Milano
Italy [Member] | Unilever N.V. [member] | Unilever BCS Italia SRL [Member] | Quota Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Italy
Name of Undertaking	Unilever BCS Italia S.R.L.
% holding as between NV/PLC	55.40%
Nominal Value	€ 10,000.00
Registered address	Via Paolo di Dono 3/A 00142 Roma
Italy [Member] | Unilever N.V. [member] | Unilever Italia Logistics SRL [Member] | Quota Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Italy
Name of Undertaking	Unilever Italia Logistics S.R.L.
% holding as between NV/PLC	100.00%
Nominal Value	€ 600,000.00
Registered address	Via Paolo di Dono 3/A 00142 Roma
Italy [Member] | Unilever N.V. [member] | Unilever Italia Manufacturing SRL [Member] | Quota Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Italy
Name of Undertaking	Unilever Italia Manufacturing S.R.L.
% holding as between NV/PLC	100.00%
Nominal Value	€ 10,000,000.00
Registered address	Via Paolo di Dono 3/A 00142 Roma
Italy [Member] | Unilever N.V. [member] | Unilever Italia Mkt Operations SRL [Member] | Quota Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Italy
Name of Undertaking	Unilever Italia Mkt Operations S.R.L.
% holding as between NV/PLC	100.00%
Nominal Value	€ 25,000,000.00
Registered address	Via Paolo di Dono 3/A 00142 Roma
Italy [Member] | Unilever N.V. [member] | Unilever Italy Holdings SRL [Member] | Quota Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Italy
Name of Undertaking	UNILEVER ITALY HOLDINGS S.R.L.
% holding as between NV/PLC	100.00%
Nominal Value	€ 200,000.00
Registered address	Via Paolo di Dono 3/A 00142 Roma
Italy [Member] | Unilever PLC [member] | Gromart SRL[Member] | Quota Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Italy
Name of Undertaking	Gromart S.R.L.
% holding as between NV/PLC	0.00%
Nominal Value	€ 1,815,800.00
Registered address	Piazza Paleocapa 1/D, 10100, Torino
Italy [Member] | Unilever PLC [member] | GLL SRL [Member] | Quota Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Italy
Name of Undertaking	G.L.L. S.R.L.
% holding as between NV/PLC	0.00%
Nominal Value	€ 40,000.00
Registered address	Via Crea 10, 10095, Grugliasco
Italy [Member] | Unilever PLC [member] | Grom-PD SRL [Member] | Quota Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Italy
Name of Undertaking	Grom-PD S.R.L.
% holding as between NV/PLC	0.00%
Nominal Value	€ 40,000.00
Registered address	Via Roma 101, 35122, Padova
Italy [Member] | Unilever PLC [member] | Intuiskin SRL [Member] | Quota Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Italy
Name of Undertaking	Intuiskin S.R.L.
% holding as between NV/PLC	0.00%
Nominal Value	€ 10,000.00
Registered address	Via Tortona 25, cap 20144 – Milano
Italy [Member] | Unilever PLC [member] | Unilever Italia Administrative Services SRL [Member] | Quota Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Italy
Name of Undertaking	Unilever Italia Administrative Services S.R.L.
% holding as between NV/PLC	0.00%
Nominal Value	€ 70,000.00
Registered address	Piazzale Biancamano n.8, 20121, Milano
Italy [Member] | Unilever PLC [member] | Unilever BCS Italia SRL [Member] | Quota Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Italy
Name of Undertaking	Unilever BCS Italia S.R.L.
% holding as between NV/PLC	44.60%
Nominal Value	€ 10,000.00
Registered address	Via Paolo di Dono 3/A 00142 Roma
Italy [Member] | Unilever PLC [member] | Unilever Italia Logistics SRL [Member] | Quota Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Italy
Name of Undertaking	Unilever Italia Logistics S.R.L.
% holding as between NV/PLC	0.00%
Nominal Value	€ 600,000.00
Registered address	Via Paolo di Dono 3/A 00142 Roma
Italy [Member] | Unilever PLC [member] | Unilever Italia Manufacturing SRL [Member] | Quota Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Italy
Name of Undertaking	Unilever Italia Manufacturing S.R.L.
% holding as between NV/PLC	0.00%
Nominal Value	€ 10,000,000.00
Registered address	Via Paolo di Dono 3/A 00142 Roma
Italy [Member] | Unilever PLC [member] | Unilever Italia Mkt Operations SRL [Member] | Quota Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Italy
Name of Undertaking	Unilever Italia Mkt Operations S.R.L.
% holding as between NV/PLC	0.00%
Nominal Value	€ 25,000,000.00
Registered address	Via Paolo di Dono 3/A 00142 Roma
Italy [Member] | Unilever PLC [member] | Unilever Italy Holdings SRL [Member] | Quota Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Italy
Name of Undertaking	UNILEVER ITALY HOLDINGS S.R.L.
% holding as between NV/PLC	0.00%
Nominal Value	€ 200,000.00
Registered address	Via Paolo di Dono 3/A 00142 Roma
Japan [Member] | Unilever N.V. [member] | Unilever Japan Beverage K K [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Japan
Name of Undertaking	Unilever Japan Beverage K.K.
% holding as between NV/PLC	100.00%
Nominal Value | ¥ / shares															¥ 50,000.00
Registered address	2-1-1, Kamimeguro, Meguro-ku, Tokyo 153-8578
Japan [Member] | Unilever N.V. [member] | Unilever Japan Customer Marketing K K [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Japan
Name of Undertaking	Unilever Japan Customer Marketing K.K.
% holding as between NV/PLC	100.00%
Nominal Value | ¥ / shares															50,000.00
Registered address	2-1-1, Kamimeguro, Meguro-ku, Tokyo 153-8578
Japan [Member] | Unilever N.V. [member] | Unilever Japan Holdings K K [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Japan
Name of Undertaking	Unilever Japan Holdings K.K.
% holding as between NV/PLC	100.00%
Nominal Value | ¥ / shares															10,000.00
Registered address	2-1-1, Kamimeguro, Meguro-ku, Tokyo 153-8578
Japan [Member] | Unilever N.V. [member] | Unilever Japan K K [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Japan
Name of Undertaking	UNILEVER JAPAN K.K.
% holding as between NV/PLC	100.00%
Nominal Value | ¥ / shares															50,000.00
Registered address	2-1-1, Kamimeguro, Meguro-ku, Tokyo 153-8578
Japan [Member] | Unilever N.V. [member] | Unilever Japan Service K K [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Japan
Name of Undertaking	Unilever Japan Service K.K.
% holding as between NV/PLC	100.00%
Nominal Value | ¥ / shares															50,000.00
Registered address	2-1-1, Kamimeguro, Meguro-ku, Tokyo 153-8578
Japan [Member] | Unilever PLC [member] | Unilever Japan Beverage K K [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Japan
Name of Undertaking	Unilever Japan Beverage K.K.
% holding as between NV/PLC	0.00%
Nominal Value | ¥ / shares															50,000.00
Registered address	2-1-1, Kamimeguro, Meguro-ku, Tokyo 153-8578
Japan [Member] | Unilever PLC [member] | Unilever Japan Customer Marketing K K [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Japan
Name of Undertaking	Unilever Japan Customer Marketing K.K.
% holding as between NV/PLC	0.00%
Nominal Value | ¥ / shares															50,000.00
Registered address	2-1-1, Kamimeguro, Meguro-ku, Tokyo 153-8578
Japan [Member] | Unilever PLC [member] | Unilever Japan Holdings K K [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Japan
Name of Undertaking	Unilever Japan Holdings K.K.
% holding as between NV/PLC	0.00%
Nominal Value | ¥ / shares															10,000.00
Registered address	2-1-1, Kamimeguro, Meguro-ku, Tokyo 153-8578
Japan [Member] | Unilever PLC [member] | Unilever Japan K K [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Japan
Name of Undertaking	UNILEVER JAPAN K.K.
% holding as between NV/PLC	0.00%
Nominal Value | ¥ / shares															50,000.00
Registered address	2-1-1, Kamimeguro, Meguro-ku, Tokyo 153-8578
Japan [Member] | Unilever PLC [member] | Unilever Japan Service K K [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Japan
Name of Undertaking	Unilever Japan Service K.K.
% holding as between NV/PLC	0.00%
Nominal Value | ¥ / shares															¥ 50,000.00
Registered address	2-1-1, Kamimeguro, Meguro-ku, Tokyo 153-8578
Jersey [Member] | Unilever N.V. [member] | Unilever Chile Investments Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Jersey
Name of Undertaking	Unilever Chile Investments Limited
% holding as between NV/PLC	64.55%
Nominal Value | £ / shares		1.00
Registered address	13 Castle Street, St Helier, Jersey, JE4 5UT
Jersey [Member] | Unilever PLC [member] | Unilever Chile Investments Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Jersey
Name of Undertaking	Unilever Chile Investments Limited
% holding as between NV/PLC	35.45%
Nominal Value | £ / shares		£ 1.00
Registered address	13 Castle Street, St Helier, Jersey, JE4 5UT
Jordan [Member] | Unilever N.V. [member] | Unilever Jordan LLC [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Jordan
Name of Undertaking	Unilever Jordan LLC
% holding as between NV/PLC	100.00%
Nominal Value | JOD / shares									JOD 10.00
Registered address	Amman
Jordan [Member] | Unilever PLC [member] | Unilever Jordan LLC [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Jordan
Name of Undertaking	Unilever Jordan LLC
% holding as between NV/PLC	0.00%
Nominal Value | JOD / shares									JOD 10.00
Registered address	Amman
KAZAKHSTAN | Unilever N.V. [member] | Unilever Kazakhstan LLP [Member] | Partnership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Kazakhstan
Name of Undertaking	Unilever Kazakhstan LLP
% holding as between NV/PLC	100.00%
Registered address	Raimbek Avenue 160 A Office 401 Almaty
KAZAKHSTAN | Unilever PLC [member] | Unilever Kazakhstan LLP [Member] | Partnership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Kazakhstan
Name of Undertaking	Unilever Kazakhstan LLP
% holding as between NV/PLC	0.00%
Registered address	Raimbek Avenue 160 A Office 401 Almaty
Kenya [Member] | Brooke Bond Mombasa Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	98.19%
Kenya [Member] | Mabroukie Tea And Coffee Estates Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	98.19%
Kenya [Member] | The Limuru Tea Company Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	51.08%
Kenya [Member] | Unilever Tea Kenya Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	98.20%
Kenya [Member] | Unilever N.V. [member] | Brooke Bond Mombasa Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Kenya
Name of Undertaking	Brooke Bond Mombasa Limited
% holding as between NV/PLC	0.00%
Nominal Value | KES / shares																KES 1.00
Registered address	Head Office, Kericho-Nakuru Road, P.O. BOX 20, 20200, Kericho
Kenya [Member] | Unilever N.V. [member] | Mabroukie Tea And Coffee Estates Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Kenya
Name of Undertaking	Mabroukie Tea & Coffee Estates Limited
% holding as between NV/PLC	0.00%
Nominal Value | KES / shares																1.00
Registered address	Head Office, Kericho-Nakuru Road, P.O. BOX 20, 20200, Kericho
Kenya [Member] | Unilever N.V. [member] | The Limuru Tea Company Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Kenya
Name of Undertaking	The Limuru Tea Company Limited
% holding as between NV/PLC	0.00%
Nominal Value | KES / shares																20.00
Registered address	Head Office, Kericho-Nakuru Road, P.O. BOX 20, 20200, Kericho
Kenya [Member] | Unilever N.V. [member] | Unilever Tea Kenya Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Kenya
Name of Undertaking	Unilever Tea Kenya Limited
% holding as between NV/PLC	0.00%
Nominal Value | KES / shares																1.00
Registered address	Head Office, Kericho-Nakuru Road, P.O. BOX 20, 20200, Kericho
Kenya [Member] | Unilever PLC [member] | Brooke Bond Mombasa Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Kenya
Name of Undertaking	Brooke Bond Mombasa Limited
% holding as between NV/PLC	98.19%
Nominal Value | KES / shares																1.00
Registered address	Head Office, Kericho-Nakuru Road, P.O. BOX 20, 20200, Kericho
Kenya [Member] | Unilever PLC [member] | Mabroukie Tea And Coffee Estates Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Kenya
Name of Undertaking	Mabroukie Tea & Coffee Estates Limited
% holding as between NV/PLC	98.19%
Nominal Value | KES / shares																1.00
Registered address	Head Office, Kericho-Nakuru Road, P.O. BOX 20, 20200, Kericho
Kenya [Member] | Unilever PLC [member] | The Limuru Tea Company Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Kenya
Name of Undertaking	The Limuru Tea Company Limited
% holding as between NV/PLC	51.08%
Nominal Value | KES / shares																20.00
Registered address	Head Office, Kericho-Nakuru Road, P.O. BOX 20, 20200, Kericho
Kenya [Member] | Unilever PLC [member] | Unilever Tea Kenya Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Kenya
Name of Undertaking	Unilever Tea Kenya Limited
% holding as between NV/PLC	98.20%
Registered address	Head Office, Kericho-Nakuru Road, P.O. BOX 20, 20200, Kericho
Kenya [Member] | Unilever PLC [member] | Unilever Kenya Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Kenya
Name of Undertaking	Unilever Kenya Limited
% holding as between NV/PLC	100.00%
Nominal Value | KES / shares																KES 20.00
Registered address	Commercial Street, Industrial Area, P.O. BOX 30062-00100, Nairobi
Korea [Member] | Unilever N.V. [member] | Unilever Korea Chusik Hoesa [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Korea
Name of Undertaking	Unilever Korea Chusik Hoesa
% holding as between NV/PLC	100.00%
Nominal Value | ₩ / shares										₩ 10,000.00
Registered address	443 Taeheran-ro, Samsung-dong, Kangnam-gu, Seoul
Korea [Member] | Unilever N.V. [member] | Unilever Korea Chusik Hoesa [Member] | Preference Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Korea
Name of Undertaking	Unilever Korea Chusik Hoesa
% holding as between NV/PLC	100.00%
Nominal Value | ₩ / shares										10,000.00
Registered address	443 Taeheran-ro, Samsung-dong, Kangnam-gu, Seoul
Korea [Member] | Unilever PLC [member] | Unilever Korea Chusik Hoesa [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Korea
Name of Undertaking	Unilever Korea Chusik Hoesa
% holding as between NV/PLC	0.00%
Nominal Value | ₩ / shares										10,000.00
Registered address	443 Taeheran-ro, Samsung-dong, Kangnam-gu, Seoul
Korea [Member] | Unilever PLC [member] | Unilever Korea Chusik Hoesa [Member] | Preference Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Korea
Name of Undertaking	Unilever Korea Chusik Hoesa
% holding as between NV/PLC	0.00%
Nominal Value | ₩ / shares										₩ 10,000.00
Registered address	443 Taeheran-ro, Samsung-dong, Kangnam-gu, Seoul
Laos [Member] | Unilever N.V. [member] | Unilever Services (Lao) Sole Co Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Laos
Name of Undertaking	Unilever Services (Lao) Sole Co Limited
% holding as between NV/PLC	100.00%
Nominal Value | ₭ / shares											₭ 800,000.00
Registered address	Viengvang Tower, 4th Floor, Room no. 402A, Boulichan Road, Dongpalan Thong Village, Sisattanak District, Vientiane Capital
Laos [Member] | Unilever PLC [member] | Unilever Services (Lao) Sole Co Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Laos
Name of Undertaking	Unilever Services (Lao) Sole Co Limited
% holding as between NV/PLC	0.00%
Nominal Value | ₭ / shares											₭ 800,000.00
Registered address	Viengvang Tower, 4th Floor, Room no. 402A, Boulichan Road, Dongpalan Thong Village, Sisattanak District, Vientiane Capital
Latvia [Member] | Unilever N.V. [member] | Unilever Baltic L L C [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Latvia
Name of Undertaking	Unilever Baltic LLC
% holding as between NV/PLC	100.00%
Nominal Value	€ 1.00
Registered address	Kronvalda bulvaris 3-10, Riga, LV-1010
Latvia [Member] | Unilever PLC [member] | Unilever Baltic L L C [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Latvia
Name of Undertaking	Unilever Baltic LLC
% holding as between NV/PLC	0.00%
Nominal Value	€ 1.00
Registered address	Kronvalda bulvaris 3-10, Riga, LV-1010
Lebanon [Member] | Unilever N.V. [member] | Unilever Levant SARL [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Lebanon
Name of Undertaking	Unilever Levant s.a.r.l.
% holding as between NV/PLC	100.00%
Nominal Value | LBP / shares																				LBP 1,000,000.00
Registered address	Sin El Fil, Zakher Building, Floor 4, Beirut
Lebanon [Member] | Unilever PLC [member] | Unilever Levant SARL [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Lebanon
Name of Undertaking	Unilever Levant s.a.r.l.
% holding as between NV/PLC	0.00%
Nominal Value | LBP / shares																				LBP 1,000,000.00
Registered address	Sin El Fil, Zakher Building, Floor 4, Beirut
Lithuania [Member] | Unilever N.V. [member] | U A B Unilever Lietuva Distribucija [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Lithuania
Name of Undertaking	UAB Unilever Lietuva distribucija
% holding as between NV/PLC	100.00%
Nominal Value	€ 3,620.25
Registered address	Skuodo st. 28, Mazeikiai, LT-89100
Lithuania [Member] | Unilever N.V. [member] | U A B Unilever Lietuva Ledu Gamyba [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Lithuania
Name of Undertaking	UAB Unilever Lietuva ledu gamyba
% holding as between NV/PLC	100.00%
Nominal Value	€ 3,620.25
Registered address	Skuodo st. 28, Mazeikiai, LT-89100
Lithuania [Member] | Unilever PLC [member] | U A B Unilever Lietuva Distribucija [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Lithuania
Name of Undertaking	UAB Unilever Lietuva distribucija
% holding as between NV/PLC	0.00%
Nominal Value	€ 3,620.25
Registered address	Skuodo st. 28, Mazeikiai, LT-89100
Lithuania [Member] | Unilever PLC [member] | U A B Unilever Lietuva Ledu Gamyba [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Lithuania
Name of Undertaking	UAB Unilever Lietuva ledu gamyba
% holding as between NV/PLC	0.00%
Nominal Value	€ 3,620.25
Registered address	Skuodo st. 28, Mazeikiai, LT-89100
Malawi [Member] | Unilever N.V. [member] | Unilever South East Africa (Private) Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Malawi
Name of Undertaking	Unilever South East Africa (Private) Limited
% holding as between NV/PLC	0.00%
Nominal Value | MWK / shares												MWK 2.00
Registered address	Abdul Majid Motor City, Chipembere Highway, Ginnery Corner, Blantyre
Malawi [Member] | Unilever PLC [member] | Unilever South East Africa (Private) Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Malawi
Name of Undertaking	Unilever South East Africa (Private) Limited
% holding as between NV/PLC	100.00%
Nominal Value | MWK / shares												MWK 2.00
Registered address	Abdul Majid Motor City, Chipembere Highway, Ginnery Corner, Blantyre
Malaysia [Member] | Unilever (Malaysia) Holdings Sdn Bhd [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	70.00%
Malaysia [Member] | Unilever (Malaysia) Services Sdn Bhd [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	70.00%
Malaysia [Member] | Unilever N.V. [member] | Unilever (Malaysia) Holdings Sdn Bhd [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Malaysia
Name of Undertaking	Unilever (Malaysia) Holdings Sdn. Bhd.
% holding as between NV/PLC	0.00%
Nominal Value | MYR / shares																	MYR 1.00
Registered address	Level 34, Menara TM, Jalan Pantai Baru, 59200 Kuala Lumpur
Malaysia [Member] | Unilever N.V. [member] | Unilever (Malaysia) Services Sdn Bhd [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Malaysia
Name of Undertaking	Unilever (Malaysia) Services Sdn. Bhd.
% holding as between NV/PLC	0.00%
Nominal Value | MYR / shares																	1.00
Registered address	Level 34, Menara TM, Jalan Pantai Baru, 59200 Kuala Lumpur
Malaysia [Member] | Unilever N.V. [member] | Unilever Foods (Malaysia) Sdn Bhd [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Malaysia
Name of Undertaking	Unilever Foods (Malaysia) Sdn. Bhd.
% holding as between NV/PLC	0.00%
Nominal Value | MYR / shares																	75.00
Registered address	Level 34, Menara TM, Jalan Pantai Baru, 59200 Kuala Lumpur
Malaysia [Member] | Unilever N.V. [member] | Unilever Malaysia Aviance Sdn Bhd [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Malaysia
Name of Undertaking	Unilever Malaysia Aviance Sdn. Bhd.
% holding as between NV/PLC	0.00%
Nominal Value | MYR / shares																	1.00
Registered address	Level 34, Menara TM, Jalan Pantai Baru, 59200 Kuala Lumpur
Malaysia [Member] | Unilever PLC [member] | Unilever (Malaysia) Holdings Sdn Bhd [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Malaysia
Name of Undertaking	Unilever (Malaysia) Holdings Sdn. Bhd.
% holding as between NV/PLC	70.00%
Nominal Value | MYR / shares																	1.00
Registered address	Level 34, Menara TM, Jalan Pantai Baru, 59200 Kuala Lumpur
Malaysia [Member] | Unilever PLC [member] | Unilever (Malaysia) Services Sdn Bhd [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Malaysia
Name of Undertaking	Unilever (Malaysia) Services Sdn. Bhd.
% holding as between NV/PLC	70.00%
Nominal Value | MYR / shares																	1.00
Registered address	Level 34, Menara TM, Jalan Pantai Baru, 59200 Kuala Lumpur
Malaysia [Member] | Unilever PLC [member] | Unilever Foods (Malaysia) Sdn Bhd [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Malaysia
Name of Undertaking	Unilever Foods (Malaysia) Sdn. Bhd.
% holding as between NV/PLC	100.00%
Nominal Value | MYR / shares																	75.00
Registered address	Level 34, Menara TM, Jalan Pantai Baru, 59200 Kuala Lumpur
Malaysia [Member] | Unilever PLC [member] | Unilever Malaysia Aviance Sdn Bhd [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Malaysia
Name of Undertaking	Unilever Malaysia Aviance Sdn. Bhd.
% holding as between NV/PLC	100.00%
Nominal Value | MYR / shares																	MYR 1.00
Registered address	Level 34, Menara TM, Jalan Pantai Baru, 59200 Kuala Lumpur